RELATED PARTY TRANSACTIONS - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 19,988	$ 26,171	$ 35,568
Related Party
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 80	$ 126	$ 41